Federated Hermes Corporate Bond Fund
Portfolio of Investments
August 31, 2023 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—80.7%
		Basic Industry - Metals & Mining—0.4%
$ 2,795,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.850%, 4/27/2031	$ 2,281,727
1,080,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	1,172,740
1,360,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	1,101,989
		TOTAL	4,556,456
		Capital Goods - Aerospace & Defense—2.3%
2,120,000		Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	1,837,521
1,755,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	1,261,038
3,000,000		Boeing Co., Sr. Unsecd. Note, 5.805%, 5/1/2050	2,922,855
1,930,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	1,778,874
5,900,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	4,677,774
1,540,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	1,484,934
3,500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	3,389,075
2,775,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	2,529,920
3,230,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.361% (CME Term SOFR 3 Month +1.996%), 2/15/2042	2,495,365
760,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	740,653
1,660,000		Textron, Inc., Sr. Unsecd. Note, 3.900%, 9/17/2029	1,527,642
690,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	684,801
		TOTAL	25,330,452
		Capital Goods - Building Materials—1.2%
5,625,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	5,023,812
4,160,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	3,851,933
2,980,000		Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	2,503,561
1,435,000		Carrier Global Corp., Sr. Unsecd. Note, 2.722%, 2/15/2030	1,231,529
		TOTAL	12,610,835
		Capital Goods - Construction Machinery—1.2%
2,820,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,208,376
1,670,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	1,658,859
3,100,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	2,927,247
3,675,000		John Deere Capital Corp., Sr. Unsecd. Note, 3.900%, 6/7/2032	3,429,457
3,300,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	2,982,910
		TOTAL	13,206,849
		Capital Goods - Diversified Manufacturing—1.5%
2,210,000		Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	1,811,462
1,560,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	1,366,282
3,074,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	3,054,606
2,155,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,758,883
1,050,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	929,527
820,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	782,981
680,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	656,746
2,840,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	2,708,155
4,045,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	3,472,979
		TOTAL	16,541,621
		Communications - Cable & Satellite—2.6%
6,400,000		CCO Safari II LLC, 4.908%, 7/23/2025	6,290,266
1,235,000		CCO Safari II LLC, 6.484%, 10/23/2045	1,136,814

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 335,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	$ 319,189
3,350,000	Charter Communications Operating, LLC /Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	2,145,721
1,165,000	Charter Communications, Inc., 4.200%, 3/15/2028	1,085,838
900,000	Comcast Corp., 7.050%, 3/15/2033	1,026,505
5,225,000	Comcast Corp., Sr. Unsecd. Note, 2.650%, 2/1/2030	4,546,647
1,500,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,392,792
1,455,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	1,376,867
2,500,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	2,379,936
1,727,000	Comcast Corp., Sr. Unsecd. Note, Series WI, 3.999%, 11/1/2049	1,379,077
1,910,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	1,797,698
1,250,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	1,302,582
1,310,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	1,077,118
1,000,000	Time Warner Cable, Inc., Company Guarantee, 6.750%, 6/15/2039	968,047
	TOTAL	28,225,097
	Communications - Media & Entertainment—2.3%
5,400,000	Alphabet, Inc., Sr. Unsecd. Note, 2.250%, 8/15/2060	3,163,201
3,995,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	3,913,704
1,170,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.650%, 5/15/2050	874,275
785,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	667,163
2,918,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 3/18/2025	2,939,690
2,615,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.375%, 3/1/2041	1,845,316
2,630,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	2,591,759
2,350,000	Paramount Global, Sr. Unsecd. Note, 4.900%, 8/15/2044	1,673,735
985,000	Paramount Global, Sr. Unsecd. Note, 4.950%, 5/19/2050	722,724
3,985,000	S&P Global, Inc., Sr. Unsecd. Note, 4.250%, 5/1/2029	3,840,012
3,795,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	3,123,180
	TOTAL	25,354,759
	Communications - Telecom Wireless—1.5%
1,365,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	1,359,624
2,500,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.200%, 9/1/2024	2,436,594
2,815,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	1,831,023
2,795,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	2,602,060
3,000,000	T-Mobile USA, Inc., 4.500%, 4/15/2050	2,480,134
2,700,000	T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	1,831,542
3,000,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,739,307
1,135,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	1,109,795
	TOTAL	16,390,079
	Communications - Telecom Wirelines—3.7%
2,425,000	AT&T, Inc., Sr. Unsecd. Note, 2.250%, 2/1/2032	1,892,902
5,331,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	4,069,744
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.300%, 2/1/2052	3,264,445
3,050,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	2,238,980
1,335,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 2/1/2061	856,952
4,033,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	2,722,292
650,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	443,654
2,500,000	AT&T, Inc., Sr. Unsecd. Note, 4.350%, 3/1/2029	2,366,303
1,000,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	894,238
3,080,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	3,170,322
1,400,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	1,204,594

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 2,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	$ 1,551,433
2,175,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	1,824,083
2,530,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	2,210,690
3,730,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	3,072,643
3,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	2,229,279
6,340,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	5,045,165
2,000,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,848,615
	TOTAL	40,906,334
	Consumer Cyclical - Automotive—0.7%
2,610,000	Daimler Trucks Financial N.A. Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,347,799
960,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	934,001
1,775,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	1,468,300
1,110,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.650%, 1/17/2029	1,091,958
1,405,000	Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 1.711%, 1/29/2027	1,229,583
	TOTAL	7,071,641
	Consumer Cyclical - Retailers—1.3%
1,835,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	1,550,016
5,600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	4,855,359
1,080,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	1,006,750
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.000%, 4/1/2026	2,390,504
2,500,000	Home Depot, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2032	2,222,808
3,200,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	2,503,789
	TOTAL	14,529,226
	Consumer Cyclical - Services—1.8%
6,880,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.700%, 6/3/2060	4,255,005
2,765,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	2,633,620
5,300,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.600%, 4/13/2032	4,878,919
3,915,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	3,830,139
3,600,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	3,368,868
1,425,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	1,192,465
	TOTAL	20,159,016
	Consumer Non-Cyclical - Food/Beverage—5.0%
5,545,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	5,359,652
3,870,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	3,603,095
6,525,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 4/15/2048	5,880,924
980,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	903,844
3,875,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	3,362,516
2,000,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	1,788,513
405,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	308,608
4,185,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	4,070,607
1,850,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	1,729,916
1,624,000	Grupo Bimbo S.A.B. de CV, 144A, 4.875%, 6/27/2044	1,438,671
4,650,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,165,539
730,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.832%, 10/15/2027	614,390
1,530,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	1,501,467
1,030,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.985%, 5/25/2038	947,785
6,165,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	5,104,942
610,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 4.200%, 7/15/2046	483,801
4,075,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.950%, 10/21/2031	3,329,434
3,025,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	2,233,147

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 4,464,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	$ 3,511,753
5,000,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	4,137,148
	TOTAL	54,475,752
	Consumer Non-Cyclical - Health Care—3.0%
585,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	493,768
2,000,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	1,755,304
2,350,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	2,228,985
1,455,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,420,440
2,615,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	2,318,978
448,439	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	439,951
2,750,000	CVS Health Corp., Sr. Unsecd. Note, 3.750%, 4/1/2030	2,503,221
2,395,000	CVS Health Corp., Sr. Unsecd. Note, 4.780%, 3/25/2038	2,146,118
2,100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,843,151
985,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	878,029
2,495,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	1,594,725
6,740,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	5,946,492
4,365,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 3.400%, 11/15/2049	3,264,090
2,420,000	PerkinElmer, Inc., Sr. Unsecd. Note, 1.900%, 9/15/2028	2,052,729
2,275,000	PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	2,024,273
2,750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.600%, 10/1/2029	2,414,431
	TOTAL	33,324,685
	Consumer Non-Cyclical - Pharmaceuticals—4.7%
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 1.400%, 6/30/2030	1,998,482
2,450,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	2,375,237
4,200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	3,932,989
3,800,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	3,427,423
750,000	AbbVie, Inc., Sr. Unsecd. Note, 3.800%, 3/15/2025	730,743
970,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	817,506
2,940,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	2,925,946
2,900,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	2,876,946
2,875,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.125%, 8/6/2050	1,716,481
2,330,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	2,183,732
2,500,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	2,399,663
730,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	707,256
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.875%, 6/25/2048	426,523
280,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	272,552
3,165,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	2,068,588
2,609,000	Biogen, Inc., Sr. Unsecd. Note, 3.250%, 2/15/2051	1,738,227
4,900,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.400%, 7/26/2029	4,541,247
5,425,000	Merck & Co., Inc., Sr. Unsecd. Note, 1.700%, 6/10/2027	4,864,006
5,835,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	5,841,439
1,365,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	1,087,034
4,538,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	2,824,296
1,915,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 2.050%, 3/31/2030	1,576,376
	TOTAL	51,332,692
	Consumer Non-Cyclical - Tobacco—0.5%
3,080,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	2,858,596
4,220,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	3,071,292
	TOTAL	5,929,888

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.6%
$ 980,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	$ 932,347
4,119,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	3,876,794
440,000	XTO Energy, Inc., 6.375%, 6/15/2038	465,291
775,000	XTO Energy, Inc., Sr. Unsecd. Note, 6.750%, 8/1/2037	864,627
	TOTAL	6,139,059
	Energy - Integrated—2.2%
1,695,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 1.749%, 8/10/2030	1,375,213
6,100,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 2.939%, 6/4/2051	3,985,959
3,000,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	2,866,328
3,255,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	2,287,574
5,765,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	5,007,923
1,750,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	1,857,143
5,100,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	4,890,943
2,000,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	1,841,759
220,000	Petro-Canada, Deb., 7.000%, 11/15/2028	234,298
	TOTAL	24,347,140
	Energy - Midstream—3.0%
3,975,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	3,393,749
805,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	766,898
1,652,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	1,612,929
1,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	927,349
1,290,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	1,123,562
5,730,000	Energy Transfer LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	5,701,411
2,137,000	Energy Transfer LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	1,804,433
2,475,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.750%, 2/15/2025	2,408,858
3,190,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	2,996,666
2,350,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	1,992,959
1,525,000	MPLX LP, Sr. Unsecd. Note, 5.200%, 3/1/2047	1,314,490
2,265,000	MPLX LP, Sr. Unsecd. Note, Series WI, 5.200%, 12/1/2047	1,946,281
3,085,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	2,641,107
2,335,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	2,060,262
2,300,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	1,964,747
	TOTAL	32,655,701
	Energy - Refining—0.7%
875,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	856,224
1,340,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	1,043,579
720,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	734,515
2,700,000	Valero Energy Corp., Sr. Unsecd. Note, 3.650%, 12/1/2051	1,844,239
1,555,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	1,469,208
1,665,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	1,864,674
	TOTAL	7,812,439
	Financial Institution - Banking—17.4%
3,700,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	3,517,170
2,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	1,914,995
2,450,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,039,269
3,050,000	Bank of America Corp., Sr. Unsecd. Note, 2.972%, 2/4/2033	2,508,802
3,500,000	Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	3,377,289
2,175,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	2,036,852
4,890,000	Bank of America Corp., Sr. Unsecd. Note, 4.376%, 4/27/2028	4,696,540
1,435,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	1,330,782

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 2,500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.496%, 2/13/2031	$ 2,080,245
6,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	5,151,035
3,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.458%, 3/15/2025	3,697,505
2,230,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,103,184
1,850,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,831,979
2,100,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	2,034,056
2,250,000	Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	2,136,828
7,370,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	7,036,245
1,200,000	Capital One Financial Corp., Sr. Sub. Note, 4.200%, 10/29/2025	1,154,017
990,000	Citigroup, Inc., 4.125%, 7/25/2028	923,598
2,800,000	Citigroup, Inc., 4.300%, 11/20/2026	2,691,345
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,272,316
2,780,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	2,392,327
3,095,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	2,554,288
1,705,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	1,673,922
1,910,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	1,807,731
6,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.520%, 10/27/2028	5,540,272
2,750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.980%, 3/20/2030	2,534,048
2,020,000	Citigroup, Inc., Sr. Unsecd. Note, 4.910%, 5/24/2033	1,921,073
1,000,000	Comerica, Inc., 3.800%, 7/22/2026	916,781
2,625,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	2,537,248
1,840,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	1,752,152
2,750,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.600%, 2/7/2030	2,322,286
2,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	2,142,588
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.272%, 9/29/2025	1,940,430
7,700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	7,128,269
2,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.850%, 1/26/2027	1,898,970
4,625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	4,359,716
5,035,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.387%, 6/15/2027	4,888,828
2,100,000	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	2,109,747
2,485,000	Huntington National Bank, Sr. Unsecd. Note, 4.552%, 5/17/2028	2,354,627
3,100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	2,576,781
7,380,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	6,807,455
5,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.323%, 4/26/2028	5,050,994
4,510,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.565%, 6/14/2030	4,312,460
2,610,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	2,579,994
1,085,000	JPMorgan Chase & Co., Sr. Unsecd. Note, Series VAR, 2.947%, 2/24/2028	996,549
2,000,000	JPMorgan Chase & Co., Sub. Deb., 2.956%, 5/13/2031	1,701,148
870,000	JPMorgan Chase & Co., Sub. Deb., 8.000%, 4/29/2027	955,293
7,500,000	JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	7,356,385
3,490,000	Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	2,859,786
4,000,000	Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	3,780,950
5,000,000	Morgan Stanley, Sr. Unsecd. Note, 4.210%, 4/20/2028	4,783,012
2,375,000	Morgan Stanley, Sr. Unsecd. Note, 4.457%, 4/22/2039	2,093,160
2,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	2,105,495
7,500,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	6,960,250
2,650,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.875%, 1/27/2026	2,551,785
2,750,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	2,613,025
1,500,000	Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	1,415,507
3,675,000	PNC Financial Services Group, Inc., Sub. Note, 4.626%, 6/6/2033	3,329,973

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 254,920	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	$ 107,067
2,485,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	2,312,990
3,675,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.123%, 6/6/2028	3,466,598
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	3,561,426
2,750,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	2,296,932
7,050,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.908%, 4/25/2026	6,818,936
		TOTAL	190,703,306
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
2,150,000		CBOE Holdings, Inc., Sr. Unsecd. Note, 3.650%, 1/12/2027	2,058,629
4,255,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	4,625,769
2,250,000		Jefferies Financial Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	2,188,722
2,950,000		Jefferies Group LLC, Sr. Unsecd. Note, 2.625%, 10/15/2031	2,302,662
1,650,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	1,641,075
		TOTAL	12,816,857
		Financial Institution - Finance Companies—0.9%
2,015,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	1,824,983
1,650,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	1,309,535
3,050,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	2,898,766
600,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	597,124
3,050,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	2,805,111
		TOTAL	9,435,519
		Financial Institution - Insurance - Health—1.2%
2,500,000		Elevance Health, Inc., Sr. Unsecd. Note, 1.500%, 3/15/2026	2,271,960
3,595,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.550%, 5/15/2052	3,099,063
740,000		Elevance Health, Inc., Sr. Unsecd. Note, 5.850%, 1/15/2036	746,994
4,250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.300%, 5/15/2031	3,555,441
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.875%, 8/15/2059	1,548,773
2,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	1,824,535
		TOTAL	13,046,766
		Financial Institution - Insurance - Life—1.4%
3,100,000		Aflac, Inc., Sr. Unsecd. Note, 2.875%, 10/15/2026	2,893,737
1,720,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	1,812,162
700,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	628,632
710,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	873,884
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	1,284,220
700,000		New York Life Insurance Co., Sub. Note, 144A, 6.750%, 11/15/2039	770,845
4,000,000		Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,273,014
1,000,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	1,048,644
1,530,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.625%, 12/1/2037	1,688,632
		TOTAL	15,273,770
		Financial Institution - Insurance - P&C—0.9%
1,210,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	1,160,698
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	996,423
2,880,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 3.951%, 10/15/2050	2,054,067
3,400,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	4,278,620
1,000,000		USF&G Corp., 8.312%, 7/1/2046	1,084,052
		TOTAL	9,573,860
		Financial Institution - REIT - Apartment—0.6%
2,155,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	2,017,504
2,000,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	1,967,730

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 1,225,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	$ 967,053
1,600,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	1,476,236
	TOTAL	6,428,523
	Financial Institution - REIT - Healthcare—0.4%
1,250,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	1,212,224
2,190,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	1,688,936
1,170,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,118,609
	TOTAL	4,019,769
	Financial Institution - REIT - Office—0.5%
2,730,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	2,016,965
1,570,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	1,473,831
2,380,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	2,283,775
	TOTAL	5,774,571
	Financial Institution - REIT - Other—0.5%
2,285,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	2,207,464
2,275,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	1,820,981
1,890,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	1,875,685
	TOTAL	5,904,130
	Financial Institution - REIT - Retail—0.3%
1,730,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	1,620,201
1,860,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	1,689,826
	TOTAL	3,310,027
	Technology—6.6%
5,825,000	Apple, Inc., 1.650%, 5/11/2030	4,867,013
5,700,000	Apple, Inc., Sr. Unsecd. Note, 1.650%, 2/8/2031	4,674,191
6,875,000	Apple, Inc., Sr. Unsecd. Note, 2.800%, 2/8/2061	4,445,498
1,897,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	1,735,451
2,460,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.137%, 11/15/2035	1,878,800
103,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	77,465
1,050,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	753,617
1,370,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	1,243,988
1,400,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	1,256,195
1,565,000	Dell International LLC / EMC Corp., 8.350%, 7/15/2046	1,921,300
3,575,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	3,438,445
2,420,000	Equifax, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2026	2,270,339
1,000,000	Fiserv, Inc., Sr. Unsecd. Note, 3.200%, 7/1/2026	943,155
2,210,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	2,110,724
1,565,000	Flextronics International Ltd., Sr. Unsecd. Note, 4.750%, 6/15/2025	1,534,109
1,030,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.900%, 10/15/2025	1,016,841
3,970,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	3,479,702
3,325,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.550%, 10/30/2024	3,272,015
3,235,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	3,180,827
1,746,000	Lam Research Corp., Sr. Unsecd. Note, 3.750%, 3/15/2026	1,694,413
1,730,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	1,659,975
2,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.663%, 2/15/2030	2,344,842
7,040,000	Microsoft Corp., Sr. Unsecd. Note, 2.675%, 6/1/2060	4,533,932
6,000,000	Oracle Corp., Sr. Unsecd. Note, 3.950%, 3/25/2051	4,389,376
1,690,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	1,760,130
2,250,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	2,355,804
975,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	878,491

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,140,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	$ 1,075,894
445,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	435,320
150,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	142,955
2,490,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	2,306,994
200,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	194,607
5,510,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	4,298,705
	TOTAL	72,171,113
	Technology Services—0.2%
1,285,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	1,150,114
650,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	532,620
	TOTAL	1,682,734
	Transportation - Railroads—1.3%
3,095,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	3,235,407
2,265,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	2,182,238
1,240,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	1,030,265
2,060,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.700%, 5/1/2048	1,811,137
5,710,000	Union Pacific Corp., Sr. Unsecd. Note, 2.800%, 2/14/2032	4,883,874
2,325,000	Union Pacific Corp., Sr. Unsecd. Note, 2.973%, 9/16/2062	1,433,497
	TOTAL	14,576,418
	Transportation - Services—1.8%
4,440,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	4,383,830
1,220,000	FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	1,094,158
2,325,000	FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	1,813,217
2,340,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	2,073,591
2,270,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	1,780,104
3,275,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	3,018,556
2,540,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.875%, 12/1/2023	2,527,144
3,675,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.050%, 11/15/2027	3,444,230
	TOTAL	20,134,830
	Utility - Electric—4.3%
990,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	890,652
990,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	947,682
1,105,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	1,081,429
2,500,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	2,317,440
1,705,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	1,397,212
1,530,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	1,514,637
1,233,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	1,049,860
900,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.750%, 10/1/2041	861,931
4,915,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	4,338,223
1,210,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	1,119,991
1,330,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	974,534
100,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	106,965
1,950,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	1,909,890
840,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	795,082
1,280,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	1,003,247
2,950,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 3.500%, 4/6/2028	2,686,976
750,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	717,825
5,050,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	3,914,900
2,350,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	2,180,928
6,830,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	6,441,048

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 715,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	$ 587,339
875,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	755,923
3,185,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	3,014,368
2,000,000	Southwestern Electric Power Co., Sr. Unsecd. Note, Series K, 2.750%, 10/1/2026	1,851,011
2,595,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series B, 3.750%, 5/15/2027	2,478,342
2,475,000	Xcel Energy, Inc., Sr. Unsecd. Note, 4.600%, 6/1/2032	2,312,818
	TOTAL	47,250,253
	Utility - Natural Gas—0.9%
1,730,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,393,705
2,130,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	2,111,710
4,900,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	4,477,670
1,300,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,302,418
	TOTAL	9,285,503
	Utility - Natural Gas Distributor—0.1%
815,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	607,957
	TOTAL CORPORATE BONDS (IDENTIFIED COST $989,585,417)	882,895,627
	U.S. TREASURY—3.2%
	U.S. Treasury Notes—3.2%
35,000,000	United States Treasury Note, 4.125%, 11/15/2032 (IDENTIFIED COST $36,340,678)	34,975,531
	MUNICIPAL BOND—0.1%
	Municipal Services—0.1%
775,000	Tampa, FL Sports Authority, (National Public Finance Guarantee Corporation GTD), 8.020%, 10/1/2026 (IDENTIFIED COST $777,352)	782,869
	COLLATERALIZED MORTGAGE OBLIGATION—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
16,034	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025 (IDENTIFIED COST $15,963)	15,867
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
241	Federal Home Loan Mortgage Corp., Pool C00702, 6.000%, 1/1/2029	241
269	Federal Home Loan Mortgage Corp., Pool C00748, 6.000%, 4/1/2029	271
224	Federal Home Loan Mortgage Corp., Pool C20263, 6.000%, 1/1/2029	224
333	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	340
	TOTAL	1,076
	Federal National Mortgage Association—0.0%
471	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	481
283	Federal National Mortgage Association, Pool 421223, 7.000%, 5/1/2028	291
2,742	Federal National Mortgage Association, Pool 439947, 6.500%, 11/1/2028	2,785
1,125	Federal National Mortgage Association, Pool 489867, 6.500%, 3/1/2029	1,142
	TOTAL	4,699
	Government National Mortgage Association—0.0%
102	Government National Mortgage Association, Pool 449491, 7.500%, 12/15/2027	104
213	Government National Mortgage Association, Pool 486467, 7.000%, 8/15/2028	216
3	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	3
2	Government National Mortgage Association, Pool 780373, 7.000%, 12/15/2023	2
	TOTAL	325
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,985)	6,100

Principal Amount or Shares			Value
		PREFERRED STOCK—0.0%
		Financials—0.0%
130,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $11,050)	$ 1,300
		INVESTMENT COMPANIES—15.0%
80,329,613		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.43%[5]	80,329,613
15,576,520		High Yield Bond Core Fund	84,113,209
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $170,075,272)	164,442,822
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $1,196,811,717)	1,083,120,116
		OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	11,050,149
		TOTAL NET ASSETS—100%	$1,094,170,265
At August 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes Long Futures	40	$4,867,500	December 2023	$57,297
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,005,500 and $5,434,734, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2023, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2022	$10,613,780	$72,493,390	$83,107,170
Purchases at Cost	$207,393,250	$10,000,000	$217,393,250
Proceeds from Sales	$(137,689,019)	$—	$(137,689,019)
Change in Unrealized Appreciation/Depreciation	$11,669	$1,619,819	$1,631,488
Net Realized Gain/(Loss)	$(67)	$—	$(67)
Value as of 8/31/2023	$80,329,613	$84,113,209	$164,442,822
Shares Held as of 8/31/2023	80,329,613	15,576,520	95,906,133
Dividend Income	$2,468,744	$3,917,401	$6,386,145

1	Floating/variable note with current rate and current maturity or next reset date shown.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Directors have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$882,788,560	$107,067	$882,895,627
U.S. Treasury	—	34,975,531	—	34,975,531
Municipal Bond	—	782,869	—	782,869
Collateralized Mortgage Obligation	—	15,867	—	15,867
Mortgage-Backed Securities	—	6,100	—	6,100
Equity Security:
Preferred Stock
Domestic	—	—	1,300	1,300
Investment Companies	164,442,822	—	—	164,442,822
TOTAL SECURITIES	$164,442,822	$918,568,927	$108,367	$1,083,120,116
Other Financial Instruments:[1]
Assets	$57,297	$—	$—	$57,297
TOTAL OTHER FINANCIAL INSTRUMENTS	$57,297	$—	$—	$57,297

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
GTD	—Guaranteed
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate